SHARE OPTIONS (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2018	Jul. 31, 2016	Sep. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted share options (in shares)				798,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Shares issued on exercise of options (in shares)				798,000	0	0
Proceeds from stock options exercised				$ 5,800,000
Options settled by cash payment (in shares)				40,000
Cash payment to settle awards				$ 200,000
Number of exercisable options (in shares)				479,000	1,137,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	33 months	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted share options (in shares)	180,000	1,170,000
Weighted average exercise price, Exercisable Options (in dollars per share)	$ 7.40	$ 8.00		$ 5.70
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)	2.78%	0.69%
Expected life	1 year 7 months 6 days	3 years 6 months
Expected volatility (in hundredths)	38.24%	79.80%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Risk free interest rate range							3 years
Share price (in dollars per share)				$ 6.22
Number of shares vested (in shares)				1,350,000
Number of shares expired or forfeited (in shares)				33,000
Unrecognized stock compensation expense				$ 0		$ 300,000
Compensation expense recognized				$ 0	$ 400,000	$ 1,000,000.0
Weighted average grant date fair value of options granted (in dollars per share)						$ 1.53	$ 4.06
Stock Options Granted 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Unrecognized stock compensation expense						$ 200,000
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Award vesting period		1 year
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Award vesting period		2 years
Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Award vesting period		3 years